Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:

http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
Total			$16,290,635,000

OSFI Covered Bond Limit			$31,678,590,160

Weighted average maturity of Outstanding Covered Bonds (months)				46.51
Weighted average remaining term of Loans in Cover Pool (months)				31.01

Series Ratings		Moody's	S&P	DBRS	Fitch
CB2		Aaa	AAA	AAA	AAA
CB3		Aaa	AAA	AAA	AAA
CB4		Aaa	AAA	AAA	AAA
CB5		Aaa	AAA	AAA	AAA
CB6		Aaa	AAA	AAA	AAA
CB7		Aaa	AAA	AAA	AAA
CB8		Aaa	AAA	AAA	AAA
CB9		Aaa	AAA	AAA	AAA
CB10		Aaa	AAA	AAA	AAA
CB11		Aaa	AAA	AAA	AAA
CB12		Aaa	AAA	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	S&P	DBRS	Fitch
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A3	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	S&P	DBRS	Fitch
Senior Debt	P-1	A-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	S&P	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	A-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	A-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	A-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB- (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	A+ (long)	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	A+ (long)	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	BBB- (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	A-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	A-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	A-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	A-1+	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occuring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB+ (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	S&P	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	N/A	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	N/A	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		Nil
Guarantor LP Event of Default		Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$16,290,635,000

A = lesser of (i) LTV Adjusted True Balance, and	$34,947,127,825	A (i)	$38,361,224,892
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$34,947,127,825
B = Principal Receipts	-	Asset Percentage:	91.10%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$446,939,718
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$34,500,188,107

Valuation Calculation

Trading Value of Covered Bonds	$16,931,960,758

A = lesser of (i) Present Value of outstanding loan balance of	$38,149,782,528	A (i)	$38,149,782,528
Performing Eligible Loans(1) and (ii) 80% of Market Value(2) of		A (ii)	$65,099,641,578
properties securing Performing Eligible Loans
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$38,149,782,528

(1) Present value of expected future cash flows of Loans using current market interest rates offered to RBC clients.
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

Intercompany Loan Balance

Guarantee Loan	$18,172,186,478
Demand Loan	$20,132,537,391
Total	$38,304,723,869
Effective as of August 22, 2013, the Issuer and the Guarantor LP amended and restated the Intercompany Loan Agreement to (i) increase the Total Credit Commitment from $25 billion to $40 billion, and (ii) provide for the full amount of the Total Credit Commitment to be available to the Guarantor LP on a revolving basis.

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
August 30, 2013	$0	0.00%

Cover Pool Flow of Funds

	30-Aug-2013		31-Jul-2013
Cash Inflows
Principal Receipts	$414,977,291		$418,422,521
Proceeds for sale of Loans	-		$0
Draw on Intercompany Loan	$20,284,515,178
Revenue Receipts	$50,284,932		$53,528,668
Swap receipts	$60,048,556	(1)	$49,441,413	(2)
Cash Outflows
Swap payment	($50,284,932)	(1)	($53,528,668)	(2)
Swap Breakage Fee	($67,984,909)
Intercompany Loan interest	($59,928,459)	(1)	($49,342,531)	(2)
Intercompany Loan principal	($432,028,871)	(1)	($418,422,521)	(2)
Purchase of Loans	($20,199,478,688)		$0
Net inflows/(outflows)	$120,097		$98,883

(1) Cash settlement to occur on September 17, 2013
(2) Cash settlement occurred on August 19, 2013

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Cover Pool Summary Statistics

Previous Month Ending Balance	$18,492,310,871
Current Month Ending Balance	$38,344,797,178
Number of Mortgages in Pool	249,519
Average Mortgage Size	$153,675
Number of Properties	206,919
Number of Borrowers	197,547

Weighted Average LTV - Authorized	68.97%
Weighted Average LTV - Drawn	63.10%
Weighted Average Mortgage Rate	3.11%
Weighted Average Seasoning (Months)	23.57
Weighted Average Original Term (Months)	54.59
Weighted Average Remaining Term (Months)	31.01

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	249,362	99.94	$38,320,397,688	99.94
30 to 59 days past due	78	0.03	$14,788,769	0.04
60 to 89 days past due	24	0.01	$2,683,887	0.01
90 or more days past due	55	0.02	$6,926,834	0.02
Total	249,519	100.00	$38,344,797,178	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	30,168	12.09	$5,307,792,585	13.84
British Columbia	45,961	18.42	$9,222,697,647	24.05
Manitoba	9,262	3.71	$1,024,029,967	2.67
New Brunswick	4,195	1.68	$349,547,813	0.91
Newfoundland	2,958	1.19	$329,971,662	0.86
Northwest Territories	82	0.03	$12,827,084	0.03
Nova Scotia	7,585	3.04	$738,286,634	1.93
Nunavut	3	0.00	$256,441	0.00
Ontario	100,706	40.36	$15,994,344,580	41.71
Prince Edward Island	859	0.34	$75,401,558	0.20
Quebec	39,848	15.97	$4,274,636,168	11.15
Saskatchewan	7,688	3.08	$978,166,264	2.55
Yukon	204	0.08	$36,838,777	0.10
Total	249,519	100.00	$38,344,797,178	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	203	0.08	$27,548,454	0.07
499 and below	203	0.08	$27,966,945	0.07
500 - 539	128	0.05	$19,647,133	0.05
540 - 559	195	0.08	$36,228,288	0.09
560 - 579	365	0.15	$57,872,014	0.15
580 - 599	794	0.32	$135,089,169	0.35
600 - 619	1,572	0.63	$260,071,672	0.68
620 - 639	3,512	1.41	$588,430,914	1.53
640 - 659	6,250	2.50	$1,040,445,627	2.71
660 - 679	9,258	3.71	$1,548,765,932	4.04
680 - 699	12,544	5.03	$2,091,925,198	5.46
700 - 719	14,985	6.01	$2,506,095,466	6.54
720 - 739	16,767	6.72	$2,775,718,767	7.24
740 - 759	17,641	7.07	$2,876,099,377	7.50
760 - 779	19,410	7.78	$3,129,217,824	8.16
780 - 799	21,722	8.71	$3,491,475,399	9.11
800 and above	123,970	49.68	$17,732,199,000	46.24
Total	249,519	100.00	$38,344,797,178	100.00

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	171,427	68.70	$25,263,360,426	65.88
Variable	78,092	31.30	$13,081,436,751	34.12
Total	249,519	100.00	$38,344,797,178	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	97,475	39.07	$17,703,993,021	46.17
Homeline Mortgage Segment	152,044	60.93	$20,640,804,156	53.83
Total	249,519	100.00	$38,344,797,178	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	26,163	10.49	$4,253,334,199	11.09
Owner Occupied	223,356	89.51	$34,091,462,978	88.91
Total	249,519	100.00	$38,344,797,178	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	82	0.03	$20,174,962	0.05
2.0000% - 2.4999%	38,239	15.33	$7,201,673,761	18.78
2.5000% - 2.9999%	80,020	32.07	$13,212,038,178	34.46
3.0000% - 3.4999%	46,365	18.58	$6,925,249,877	18.06
3.5000% - 3.9999%	56,052	22.46	$7,854,894,823	20.48
4.0000% - 4.4999%	21,527	8.63	$2,448,060,457	6.38
4.5000% - 4.9999%	2,132	0.85	$218,408,621	0.57
5.0000% - 5.4999%	1,870	0.75	$193,488,331	0.50
5.5000% - 5.9999%	2,096	0.84	$187,021,936	0.49
6.0000% - 6.4999%	1,092	0.44	$80,265,064	0.21
6.5000% - 6.9999%	36	0.01	$3,085,792	0.01
7.0000% and above	8	0.00	$435,375	0.00
Total	249,519	100.00	$38,344,797,178	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	34,434	13.80	$4,599,738,693	12.00
12.00 - 23.99	49,039	19.65	$7,211,498,200	18.81
24.00 - 35.99	89,731	35.96	$13,806,098,060	36.01
36.00 - 47.99	39,763	15.94	$6,356,715,020	16.58
48.00 - 59.99	34,209	13.71	$6,066,924,103	15.82
60.00 - 71.99	1,706	0.68	$227,094,658	0.59
72.00 - 83.99	461	0.18	$49,916,644	0.13
84.00 and above	176	0.07	$26,811,799	0.07
Total	249,519	100.00	$38,344,797,178	100.00

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	106,872	42.83	$5,552,460,093	14.48
100,000 - 149,999	44,299	17.75	$5,518,116,002	14.39
150,000 - 199,999	33,713	13.51	$5,860,410,966	15.28
200,000 - 249,999	22,494	9.01	$5,031,523,241	13.12
250,000 - 299,999	15,134	6.07	$4,136,857,915	10.79
300,000 - 349,999	9,202	3.69	$2,976,154,845	7.76
350,000 - 399,999	5,712	2.29	$2,132,654,014	5.56
400,000 - 449,999	3,593	1.44	$1,521,688,285	3.97
450,000 - 499,999	2,441	0.98	$1,156,137,076	3.02
500,000 - 549,999	1,514	0.61	$792,951,831	2.07
550,000 - 599,999	1,095	0.44	$627,344,953	1.64
600,000 - 649,999	743	0.30	$463,019,000	1.21
650,000 - 699,999	574	0.23	$386,711,628	1.01
700,000 - 749,999	377	0.15	$272,666,042	0.71
750,000 - 799,999	293	0.12	$226,519,119	0.59
800,000 - 849,999	212	0.08	$174,756,999	0.46
850,000 - 899,999	171	0.07	$149,552,444	0.39
900,000 - 949,999	167	0.07	$154,743,907	0.40
950,000 - 999,999	152	0.06	$147,753,082	0.39
1,000,000 and above	761	0.30	$1,062,775,736	2.77
Total	249,519	100.00	$38,344,797,178	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	28,210	11.31	$4,191,791,270	10.93
Detached	188,682	75.62	$29,106,825,139	75.91
Duplex	5,106	2.05	$758,611,371	1.98
Fourplex	1,297	0.52	$258,930,974	0.68
Other	1,075	0.43	$161,547,770	0.42
Row (Townhouse)	12,832	5.14	$1,972,883,323	5.15
Semi-detached	10,967	4.40	$1,668,331,154	4.35
Triplex	1,350	0.54	$225,876,175	0.59
Total	249,519	100.00	$38,344,797,178	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	10,722	5.18	$358,040,738	0.93
20.01 - 25.00	3,652	1.76	$248,923,223	0.65
25.01 - 30.00	4,141	2.00	$348,477,792	0.91
30.01 - 35.00	4,669	2.26	$461,781,577	1.20
35.01 - 40.00	5,660	2.74	$691,176,162	1.80
40.01 - 45.00	6,217	3.00	$824,223,715	2.15
45.01 - 50.00	8,387	4.05	$1,238,836,606	3.23
50.01 - 55.00	8,890	4.30	$1,487,465,559	3.88
55.01 - 60.00	11,413	5.52	$2,092,614,543	5.46
60.01 - 65.00	16,383	7.92	$3,509,124,588	9.15
65.01 - 70.00	14,738	7.12	$3,305,157,255	8.62
70.01 - 75.00	32,389	15.65	$6,124,171,086	15.97
75.01 - 80.00	79,534	38.44	$17,635,853,655	45.99
> 80.00 or Not Available*	124	0.06	$18,950,679	0.05
Total	206,919	100.00	$38,344,797,178	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,618	7.55	$619,142,828	1.61
20.01 - 25.00	6,073	2.93	$465,259,398	1.21
25.01 - 30.00	7,133	3.45	$668,669,639	1.74
30.01 - 35.00	7,967	3.85	$880,592,700	2.30
35.01 - 40.00	9,152	4.42	$1,186,124,223	3.09
40.01 - 45.00	10,183	4.92	$1,458,253,828	3.80
45.01 - 50.00	12,215	5.90	$1,949,712,688	5.08
50.01 - 55.00	13,484	6.52	$2,352,994,019	6.14
55.01 - 60.00	16,278	7.87	$3,162,891,763	8.25
60.01 - 65.00	18,826	9.10	$4,112,536,273	10.73
65.01 - 70.00	19,626	9.48	$4,425,460,306	11.54
70.01 - 75.00	28,183	13.62	$6,561,677,886	17.11
75.01 - 80.00	41,980	20.29	$10,461,049,907	27.28
> 80.00 or Not Available*	201	0.10	$40,431,719	0.11
Total	206,919	100.00	$38,344,797,178	100.00

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$70,792,281	$0	$0	$0	$70,792,281
	20.01 - 25.00	$53,197,001	$0	$0	$0	$53,197,001
	25.01 - 30.00	$78,457,974	$0	$0	$0	$78,457,974
	30.01 - 35.00	$108,883,775	$0	$0	$0	$108,883,775
	35.01 - 40.00	$163,839,804	$0	$0	$0	$163,839,804
	40.01 - 45.00	$189,463,895	$0	$0	$0	$189,463,895
	45.01 - 50.00	$243,373,350	$237,410	$266,368	$0	$243,877,128
	50.01 - 55.00	$333,019,049	$267,978	$0	$316,187	$333,603,213
	55.01 - 60.00	$409,599,021	$181,538	$0	$0	$409,780,559
	60.01 - 65.00	$536,236,775	$0	$0	$199,582	$536,436,357
	65.01 - 70.00	$605,609,415	$1,032,223	$0	$447,069	$607,088,707
	70.01 - 75.00	$958,678,378	$0	$0	$0	$958,678,378
	75.01 - 80.00	$1,546,045,530	$2,495,116	$257,866	$0	$1,548,798,513
	> 80.00 or Not Available*	$4,894,999	$0	$0	$0	$4,894,999
Total Alberta		$5,302,091,247	$4,214,265	$524,235	$962,838	$5,307,792,585

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$166,109,259	$0	$0	$33,074	$166,142,334
	20.01 - 25.00	$131,719,114	$0	$0	$0	$131,719,114
	25.01 - 30.00	$197,426,668	$0	$0	$0	$197,426,668
	30.01 - 35.00	$238,991,749	$0	$0	$123,044	$239,114,793
	35.01 - 40.00	$327,304,955	$0	$0	$0	$327,304,955
	40.01 - 45.00	$398,559,515	$0	$0	$31,284	$398,590,800
	45.01 - 50.00	$526,974,932	$0	$0	$0	$526,974,932
	50.01 - 55.00	$627,903,173	$1,484,978	$43,811	$0	$629,431,961
	55.01 - 60.00	$864,632,379	$168,090	$0	$0	$864,800,469
	60.01 - 65.00	$1,092,082,662	$251,437	$0	$643,728	$1,092,977,827
	65.01 - 70.00	$1,048,546,357	$595,805	$0	$298,188	$1,049,440,351
	70.01 - 75.00	$1,488,543,579	$1,284,555	$415,013	$474,667	$1,490,717,815
	75.01 - 80.00	$2,095,815,550	$467,726	$472,285	$0	$2,096,755,561
	> 80.00 or Not Available*	$11,300,069	$0	$0	$0	$11,300,069
Total British Columbia		$9,215,909,960	$4,252,592	$931,109	$1,603,986	$9,222,697,647

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$12,578,129	$0	$0	$0	$12,578,129
	20.01 - 25.00	$8,433,498	$0	$0	$0	$8,433,498
	25.01 - 30.00	$14,197,280	$0	$0	$0	$14,197,280
	30.01 - 35.00	$16,666,235	$0	$0	$0	$16,666,235
	35.01 - 40.00	$25,592,107	$0	$0	$0	$25,592,107
	40.01 - 45.00	$29,550,789	$0	$0	$0	$29,550,789
	45.01 - 50.00	$41,022,686	$0	$0	$0	$41,022,686
	50.01 - 55.00	$42,407,328	$0	$0	$142,132	$42,549,460
	55.01 - 60.00	$71,919,589	$0	$0	$0	$71,919,589
	60.01 - 65.00	$92,983,530	$321,162	$0	$0	$93,304,692
	65.01 - 70.00	$110,694,846	$85,453	$26,306	$0	$110,806,604
	70.01 - 75.00	$178,414,726	$0	$0	$0	$178,414,726
	75.01 - 80.00	$377,411,248	$251,845	$152,899	$0	$377,815,991
	> 80.00 or Not Available*	$1,178,180	$0	$0	$0	$1,178,180
Total Manitoba		$1,023,050,170	$658,460	$179,205	$142,132	$1,024,029,967

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$3,654,178	$0	$0	$0	$3,654,178
	20.01 - 25.00	$3,636,920	$0	$0	$0	$3,636,920
	25.01 - 30.00	$4,806,617	$0	$0	$0	$4,806,617
	30.01 - 35.00	$5,541,324	$0	$0	$0	$5,541,324
	35.01 - 40.00	$7,815,816	$0	$0	$0	$7,815,816
	40.01 - 45.00	$11,102,794	$20,136	$0	$0	$11,122,930
	45.01 - 50.00	$14,738,430	$0	$0	$0	$14,738,430
	50.01 - 55.00	$15,332,738	$0	$0	$0	$15,332,738
	55.01 - 60.00	$21,550,625	$0	$0	$49,786	$21,600,411
	60.01 - 65.00	$30,066,291	$2,728	$0	$0	$30,069,019
	65.01 - 70.00	$37,619,969	$68,784	$0	$0	$37,688,754
	70.01 - 75.00	$69,543,156	$0	$12,068	$0	$69,555,224
	75.01 - 80.00	$123,656,705	$0	$0	$0	$123,656,705
	> 80.00 or Not Available*	$328,747	$0	$0	$0	$328,747
Total New Brunswick		$349,394,310	$91,648	$12,068	$49,786	$349,547,813

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$5,298,322	$0	$0	$0	$5,298,322
	20.01 - 25.00	$4,567,918	$0	$0	$0	$4,567,918
	25.01 - 30.00	$4,621,439	$0	$0	$0	$4,621,439
	30.01 - 35.00	$7,086,711	$0	$0	$0	$7,086,711
	35.01 - 40.00	$7,749,608	$0	$0	$0	$7,749,608
	40.01 - 45.00	$9,462,122	$0	$0	$0	$9,462,122
	45.01 - 50.00	$12,161,892	$0	$0	$0	$12,161,892
	50.01 - 55.00	$18,215,466	$0	$0	$0	$18,215,466
	55.01 - 60.00	$20,971,667	$0	$0	$0	$20,971,667
	60.01 - 65.00	$29,361,609	$0	$0	$0	$29,361,609
	65.01 - 70.00	$33,644,958	$115,108	$0	$0	$33,760,066
	70.01 - 75.00	$65,282,469	$0	$0	$0	$65,282,469
	75.01 - 80.00	$110,711,463	$0	$0	$0	$110,711,463
	> 80.00 or Not Available*	$720,910	$0	$0	$0	$720,910
Total Newfoundland		$329,856,554	$115,108	$0	$0	$329,971,662

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$238,830	$0	$0	$0	$238,830
Territories	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$32,007	$0	$0	$0	$32,007
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$395,965	$0	$0	$0	$395,965
	40.01 - 45.00	$531,902	$0	$0	$0	$531,902
	45.01 - 50.00	$727,865	$0	$0	$0	$727,865
	50.01 - 55.00	$1,505,522	$0	$0	$0	$1,505,522
	55.01 - 60.00	$1,687,674	$0	$0	$0	$1,687,674
	60.01 - 65.00	$911,123	$0	$0	$0	$911,123
	65.01 - 70.00	$1,261,704	$0	$0	$0	$1,261,704
	70.01 - 75.00	$2,393,605	$0	$0	$0	$2,393,605
	75.01 - 80.00	$3,140,886	$0	$0	$0	$3,140,886
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Northwest Territories		$12,827,084	$0	$0	$0	$12,827,084

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$10,931,224	$0	$0	$0	$10,931,224
	20.01 - 25.00	$8,430,912	$30,275	$0	$0	$8,461,187
	25.01 - 30.00	$12,346,152	$0	$0	$25,505	$12,371,657
	30.01 - 35.00	$12,889,848	$0	$0	$0	$12,889,848
	35.01 - 40.00	$22,828,138	$0	$0	$0	$22,828,138
	40.01 - 45.00	$23,485,468	$191,791	$0	$0	$23,677,259
	45.01 - 50.00	$37,442,128	$0	$0	$0	$37,442,128
	50.01 - 55.00	$41,076,041	$0	$0	$93,958	$41,169,999
	55.01 - 60.00	$50,659,224	$0	$0	$0	$50,659,224
	60.01 - 65.00	$70,073,916	$0	$0	$0	$70,073,916
	65.01 - 70.00	$83,248,423	$34,639	$0	$0	$83,283,062
	70.01 - 75.00	$129,536,359	$0	$0	$0	$129,536,359
	75.01 - 80.00	$234,059,329	$246,442	$0	$73,036	$234,378,807
	> 80.00 or Not Available*	$583,826	$0	$0	$0	$583,826
Total Nova Scotia		$737,590,988	$503,148	$0	$192,498	$738,286,634

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$156,974	$0	$0	$0	$156,974
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$99,467	$0	$0	$0	$99,467
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Nunavut		$256,441	$0	$0	$0	$256,441

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$250,485,706	$114,465	$0	$0	$250,600,171
	20.01 - 25.00	$189,061,515	$101,249	$0	$37,567	$189,200,331
	25.01 - 30.00	$269,713,259	$17,998	$0	$24,858	$269,756,114
	30.01 - 35.00	$368,949,089	$0	$0	$30,154	$368,979,243
	35.01 - 40.00	$460,291,534	$0	$0	$0	$460,291,534
	40.01 - 45.00	$596,474,428	$411,178	$142,710	$0	$597,028,317
	45.01 - 50.00	$807,373,985	$84,423	$49,135	$43,248	$807,550,792
	50.01 - 55.00	$949,850,156	$444,673	$0	$81,873	$950,376,702
	55.01 - 60.00	$1,296,991,876	$215,157	$45,525	$286,383	$1,297,538,940
	60.01 - 65.00	$1,709,846,048	$757,436	$77,809	$79,579	$1,710,760,872
	65.01 - 70.00	$1,902,869,939	$478,328	$4,039	$810,852	$1,904,163,158
	70.01 - 75.00	$2,777,418,763	$218,015	$0	$49,689	$2,777,686,467
	75.01 - 80.00	$4,391,602,896	$906,394	$247,513	$1,214,198	$4,393,971,000
	> 80.00 or Not Available*	$16,017,966	$401,115	$0	$21,857	$16,440,938
Total Ontario		$15,986,947,160	$4,150,430	$566,732	$2,680,258	$15,994,344,580

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$913,008	$0	$0	$0	$913,008
Island	20.01 - 25.00	$440,434	$0	$0	$0	$440,434
	25.01 - 30.00	$1,396,070	$0	$0	$0	$1,396,070
	30.01 - 35.00	$1,417,451	$0	$0	$0	$1,417,451
	35.01 - 40.00	$2,198,320	$0	$0	$0	$2,198,320
	40.01 - 45.00	$2,163,191	$0	$0	$0	$2,163,191
	45.01 - 50.00	$4,060,442	$0	$0	$0	$4,060,442
	50.01 - 55.00	$4,868,773	$0	$0	$0	$4,868,773
	55.01 - 60.00	$5,287,449	$0	$0	$0	$5,287,449
	60.01 - 65.00	$6,926,082	$0	$0	$0	$6,926,082
	65.01 - 70.00	$6,220,171	$0	$0	$0	$6,220,171
	70.01 - 75.00	$14,762,154	$0	$0	$0	$14,762,154
	75.01 - 80.00	$24,712,493	$0	$0	$0	$24,712,493
	> 80.00 or Not Available*	$35,522	$0	$0	$0	$35,522
Total Prince Edward Island		$75,401,558	$0	$0	$0	$75,401,558

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$87,576,322	$0	$0	$9,852	$87,586,173
	20.01 - 25.00	$60,080,018	$0	$0	$0	$60,080,018
	25.01 - 30.00	$74,996,359	$0	$0	$0	$74,996,359
	30.01 - 35.00	$105,586,083	$0	$0	$0	$105,586,083
	35.01 - 40.00	$144,257,883	$0	$0	$0	$144,257,883
	40.01 - 45.00	$170,342,385	$44,371	$0	$0	$170,386,756
	45.01 - 50.00	$223,775,791	$125,989	$0	$0	$223,901,780
	50.01 - 55.00	$270,015,666	$0	$0	$0	$270,015,666
	55.01 - 60.00	$354,717,361	$0	$0	$0	$354,717,361
	60.01 - 65.00	$451,654,445	$408,175	$0	$0	$452,062,620
	65.01 - 70.00	$478,018,451	$0	$0	$0	$478,018,451
	70.01 - 75.00	$692,496,017	$98,954	$133,606	$745,347	$693,473,925
	75.01 - 80.00	$1,155,178,405	$0	$171,460	$540,138	$1,155,890,004
	> 80.00 or Not Available*	$3,537,460	$125,629	$0	$0	$3,663,089
Total Quebec		$4,272,232,647	$803,118	$305,066	$1,295,337	$4,274,636,168

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$10,112,332	$0	$0	$0	$10,112,332
	20.01 - 25.00	$5,495,675	$0	$0	$0	$5,495,675
	25.01 - 30.00	$10,402,308	$0	$6,867	$0	$10,409,175
	30.01 - 35.00	$13,085,647	$0	$0	$0	$13,085,647
	35.01 - 40.00	$22,789,858	$0	$0	$0	$22,789,858
	40.01 - 45.00	$25,779,004	$0	$0	$0	$25,779,004
	45.01 - 50.00	$35,554,165	$0	$0	$0	$35,554,165
	50.01 - 55.00	$44,077,973	$0	$0	$0	$44,077,973
	55.01 - 60.00	$61,503,975	$0	$0	$0	$61,503,975
	60.01 - 65.00	$87,130,986	$0	$0	$0	$87,130,986
	65.01 - 70.00	$110,421,964	$0	$0	$0	$110,421,964
	70.01 - 75.00	$173,531,186	$0	$158,605	$0	$173,689,791
	75.01 - 80.00	$376,830,280	$0	$0	$0	$376,830,280
	> 80.00 or Not Available*	$1,285,438	$0	$0	$0	$1,285,438
Total Saskatchewan		$978,000,792	$0	$165,472	$0	$978,166,264

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$295,845	$0	$0	$0	$295,845
	20.01 - 25.00	$27,303	$0	$0	$0	$27,303
	25.01 - 30.00	$198,279	$0	$0	$0	$198,279
	30.01 - 35.00	$1,184,616	$0	$0	$0	$1,184,616
	35.01 - 40.00	$1,060,235	$0	$0	$0	$1,060,235
	40.01 - 45.00	$496,864	$0	$0	$0	$496,864
	45.01 - 50.00	$1,600,982	$0	$0	$0	$1,600,982
	50.01 - 55.00	$1,846,545	$0	$0	$0	$1,846,545
	55.01 - 60.00	$2,424,445	$0	$0	$0	$2,424,445
	60.01 - 65.00	$2,521,171	$0	$0	$0	$2,521,171
	65.01 - 70.00	$3,307,315	$0	$0	$0	$3,307,315
	70.01 - 75.00	$7,486,973	$0	$0	$0	$7,486,973
	75.01 - 80.00	$14,388,205	$0	$0	$0	$14,388,205
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Yukon		$36,838,777	$0	$0	$0	$36,838,777

Grand Total		$38,320,397,688	$14,788,769	$2,683,887	$6,926,834	$38,344,797,178

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.18	0.00	0.00	0.00	0.18
	20.01 - 25.00	0.14	0.00	0.00	0.00	0.14
	25.01 - 30.00	0.20	0.00	0.00	0.00	0.20
	30.01 - 35.00	0.28	0.00	0.00	0.00	0.28
	35.01 - 40.00	0.43	0.00	0.00	0.00	0.43
	40.01 - 45.00	0.49	0.00	0.00	0.00	0.49
	45.01 - 50.00	0.63	0.00	0.00	0.00	0.64
	50.01 - 55.00	0.87	0.00	0.00	0.00	0.87
	55.01 - 60.00	1.07	0.00	0.00	0.00	1.07
	60.01 - 65.00	1.40	0.00	0.00	0.00	1.40
	65.01 - 70.00	1.58	0.00	0.00	0.00	1.58
	70.01 - 75.00	2.50	0.00	0.00	0.00	2.50
	75.01 - 80.00	4.03	0.01	0.00	0.00	4.04
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Alberta		13.83	0.01	0.00	0.00	13.84

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	0.43	0.00	0.00	0.00	0.43
	20.01 - 25.00	0.34	0.00	0.00	0.00	0.34
	25.01 - 30.00	0.51	0.00	0.00	0.00	0.51
	30.01 - 35.00	0.62	0.00	0.00	0.00	0.62
	35.01 - 40.00	0.85	0.00	0.00	0.00	0.85
	40.01 - 45.00	1.04	0.00	0.00	0.00	1.04
	45.01 - 50.00	1.37	0.00	0.00	0.00	1.37
	50.01 - 55.00	1.64	0.00	0.00	0.00	1.64
	55.01 - 60.00	2.25	0.00	0.00	0.00	2.26
	60.01 - 65.00	2.85	0.00	0.00	0.00	2.85
	65.01 - 70.00	2.73	0.00	0.00	0.00	2.74
	70.01 - 75.00	3.88	0.00	0.00	0.00	3.89
	75.01 - 80.00	5.47	0.00	0.00	0.00	5.47
	> 80.00 or Not Available*	0.03	0.00	0.00	0.00	0.03
Total British Columbia		24.03	0.01	0.00	0.00	24.05

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.19	0.00	0.00	0.00	0.19
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.29	0.00	0.00	0.00	0.29
	70.01 - 75.00	0.47	0.00	0.00	0.00	0.47
	75.01 - 80.00	0.98	0.00	0.00	0.00	0.99
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.67	0.00	0.00	0.00	2.67

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.06	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.18	0.00	0.00	0.00	0.18
	75.01 - 80.00	0.32	0.00	0.00	0.00	0.32
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.91	0.00	0.00	0.00	0.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.05	0.00	0.00	0.00	0.05
	55.01 - 60.00	0.05	0.00	0.00	0.00	0.05
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.09	0.00	0.00	0.00	0.09
	70.01 - 75.00	0.17	0.00	0.00	0.00	0.17
	75.01 - 80.00	0.29	0.00	0.00	0.00	0.29
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.86	0.00	0.00	0.00	0.86

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.06	0.00	0.00	0.00	0.06
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.13	0.00	0.00	0.00	0.13
	60.01 - 65.00	0.18	0.00	0.00	0.00	0.18
	65.01 - 70.00	0.22	0.00	0.00	0.00	0.22
	70.01 - 75.00	0.34	0.00	0.00	0.00	0.34
	75.01 - 80.00	0.61	0.00	0.00	0.00	0.61
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.92	0.00	0.00	0.00	1.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	0.65	0.00	0.00	0.00	0.65
	20.01 - 25.00	0.49	0.00	0.00	0.00	0.49
	25.01 - 30.00	0.70	0.00	0.00	0.00	0.70
	30.01 - 35.00	0.96	0.00	0.00	0.00	0.96
	35.01 - 40.00	1.20	0.00	0.00	0.00	1.20
	40.01 - 45.00	1.56	0.00	0.00	0.00	1.56
	45.01 - 50.00	2.11	0.00	0.00	0.00	2.11
	50.01 - 55.00	2.48	0.00	0.00	0.00	2.48
	55.01 - 60.00	3.38	0.00	0.00	0.00	3.38
	60.01 - 65.00	4.46	0.00	0.00	0.00	4.46
	65.01 - 70.00	4.96	0.00	0.00	0.00	4.97
	70.01 - 75.00	7.24	0.00	0.00	0.00	7.24
	75.01 - 80.00	11.45	0.00	0.00	0.00	11.46
	> 80.00 or Not Available*	0.04	0.00	0.00	0.00	0.04
Total Ontario		41.69	0.01	0.00	0.01	41.71

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.00	0.00	0.00	0.00	0.00
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.04	0.00	0.00	0.00	0.04
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.23	0.00	0.00	0.00	0.23
	20.01 - 25.00	0.16	0.00	0.00	0.00	0.16
	25.01 - 30.00	0.20	0.00	0.00	0.00	0.20
	30.01 - 35.00	0.28	0.00	0.00	0.00	0.28
	35.01 - 40.00	0.38	0.00	0.00	0.00	0.38
	40.01 - 45.00	0.44	0.00	0.00	0.00	0.44
	45.01 - 50.00	0.58	0.00	0.00	0.00	0.58
	50.01 - 55.00	0.70	0.00	0.00	0.00	0.70
	55.01 - 60.00	0.93	0.00	0.00	0.00	0.93
	60.01 - 65.00	1.18	0.00	0.00	0.00	1.18
	65.01 - 70.00	1.25	0.00	0.00	0.00	1.25
	70.01 - 75.00	1.81	0.00	0.00	0.00	1.81
	75.01 - 80.00	3.01	0.00	0.00	0.00	3.01
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Quebec		11.14	0.00	0.00	0.00	11.15

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.16
	60.01 - 65.00	0.23	0.00	0.00	0.00	0.23
	65.01 - 70.00	0.29	0.00	0.00	0.00	0.29
	70.01 - 75.00	0.45	0.00	0.00	0.00	0.45
	75.01 - 80.00	0.98	0.00	0.00	0.00	0.98
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.55	0.00	0.00	0.00	2.55

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.10	0.00	0.00	0.00	0.10

Grand Total		99.94	0.04	0.01	0.02	100.00

Cover Pool LTV - Drawn by Credit Bureau Score

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,949,194	0.01
	499 and below	$993,773	0.00
	500 - 539	$44,621	0.00
	540 - 559	$92,905	0.00
	560 - 579	$258,373	0.00
	580 - 599	$833,968	0.00
	600 - 619	$1,588,712	0.00
	620 - 639	$2,535,079	0.01
	640 - 659	$4,979,810	0.01
	660 - 679	$7,200,447	0.02
	680 - 699	$12,051,699	0.03
	700 - 719	$15,990,775	0.04
	720 - 739	$22,438,143	0.06
	740 - 759	$28,206,941	0.07
	760 - 779	$34,639,970	0.09
	780 - 799	$42,973,385	0.11
	800 and above	$442,365,031	1.15
Total		$619,142,828	1.61

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$641,483	0.00
	499 and below	$438,573	0.00
	500 - 539	$209,938	0.00
	540 - 559	$184,093	0.00
	560 - 579	$55,009	0.00
	580 - 599	$411,442	0.00
	600 - 619	$1,126,348	0.00
	620 - 639	$2,626,702	0.01
	640 - 659	$4,385,627	0.01
	660 - 679	$7,985,771	0.02
	680 - 699	$10,239,866	0.03
	700 - 719	$13,897,638	0.04
	720 - 739	$20,378,315	0.05
	740 - 759	$21,946,546	0.06
	760 - 779	$24,544,883	0.06
	780 - 799	$31,764,303	0.08
	800 and above	$324,422,862	0.85
Total		$465,259,398	1.21

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$915,021	0.00
	499 and below	$443,719	0.00
	500 - 539	$180,150	0.00
	540 - 559	$131,018	0.00
	560 - 579	$256,027	0.00
	580 - 599	$178,674	0.00
	600 - 619	$1,137,973	0.00
	620 - 639	$3,955,425	0.01
	640 - 659	$5,328,744	0.01
	660 - 679	$11,050,401	0.03
	680 - 699	$18,795,197	0.05
	700 - 719	$23,504,126	0.06
	720 - 739	$30,732,702	0.08
	740 - 759	$33,205,488	0.09
	760 - 779	$39,885,857	0.10
	780 - 799	$53,358,653	0.14
	800 and above	$445,610,464	1.16
Total		$668,669,639	1.74

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,160,158	0.00
	499 and below	$1,143,373	0.00
	500 - 539	$37,674	0.00
	540 - 559	$10,561	0.00
	560 - 579	$724,289	0.00
	580 - 599	$1,018,477	0.00
	600 - 619	$1,571,996	0.00
	620 - 639	$4,933,172	0.01
	640 - 659	$9,059,606	0.02
	660 - 679	$16,355,008	0.04
	680 - 699	$21,711,163	0.06
	700 - 719	$28,527,634	0.07
	720 - 739	$39,693,539	0.10
	740 - 759	$41,007,153	0.11
	760 - 779	$53,366,274	0.14
	780 - 799	$72,851,848	0.19
	800 and above	$587,420,773	1.53
Total		$880,592,700	2.30

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,145,924	0.01
	499 and below	$1,338,120	0.00
	500 - 539	$95,241	0.00
	540 - 559	$370,001	0.00
	560 - 579	$574,566	0.00
	580 - 599	$1,529,021	0.00
	600 - 619	$3,558,092	0.01
	620 - 639	$9,505,243	0.02
	640 - 659	$14,728,260	0.04
	660 - 679	$25,047,145	0.07
	680 - 699	$33,227,926	0.09
	700 - 719	$49,760,577	0.13
	720 - 739	$63,684,048	0.17
	740 - 759	$59,683,678	0.16
	760 - 779	$75,194,830	0.20
	780 - 799	$91,853,071	0.24
	800 and above	$753,828,480	1.97
Total		$1,186,124,223	3.09

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,371,927	0.00
	499 and below	$1,741,997	0.00
	500 - 539	$460,678	0.00
	540 - 559	$769,953	0.00
	560 - 579	$395,890	0.00
	580 - 599	$1,475,968	0.00
	600 - 619	$6,964,222	0.02
	620 - 639	$11,352,761	0.03
	640 - 659	$18,220,214	0.05
	660 - 679	$32,910,005	0.09
	680 - 699	$42,098,743	0.11
	700 - 719	$53,323,933	0.14
	720 - 739	$64,373,187	0.17
	740 - 759	$85,310,448	0.22
	760 - 779	$95,331,582	0.25
	780 - 799	$119,798,582	0.31
	800 and above	$922,353,740	2.41
Total		$1,458,253,828	3.80

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$2,967,484	0.01
	499 and below	$1,329,528	0.00
	500 - 539	$612,888	0.00
	540 - 559	$2,107,451	0.01
	560 - 579	$1,978,768	0.01
	580 - 599	$5,793,651	0.02
	600 - 619	$10,080,457	0.03
	620 - 639	$15,352,983	0.04
	640 - 659	$26,226,149	0.07
	660 - 679	$42,478,418	0.11
	680 - 699	$68,821,548	0.18
	700 - 719	$92,867,148	0.24
	720 - 739	$105,865,417	0.28
	740 - 759	$117,587,281	0.31
	760 - 779	$139,583,956	0.36
	780 - 799	$163,114,453	0.43
	800 and above	$1,152,945,109	3.01
Total		$1,949,712,688	5.08

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$2,657,508	0.01
	499 and below	$1,398,982	0.00
	500 - 539	$567,251	0.00
	540 - 559	$1,262,735	0.00
	560 - 579	$2,054,249	0.01
	580 - 599	$4,999,583	0.01
	600 - 619	$10,104,672	0.03
	620 - 639	$21,908,928	0.06
	640 - 659	$41,049,049	0.11
	660 - 679	$63,833,305	0.17
	680 - 699	$83,662,017	0.22
	700 - 719	$100,673,813	0.26
	720 - 739	$135,658,614	0.35
	740 - 759	$147,514,825	0.38
	760 - 779	$167,186,372	0.44
	780 - 799	$195,174,176	0.51
	800 and above	$1,373,287,942	3.58
Total		$2,352,994,019	6.14

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$2,158,329	0.01
	499 and below	$2,843,195	0.01
	500 - 539	$1,725,551	0.00
	540 - 559	$2,950,176	0.01
	560 - 579	$2,215,315	0.01
	580 - 599	$9,715,014	0.03
	600 - 619	$16,719,557	0.04
	620 - 639	$34,055,724	0.09
	640 - 659	$64,998,992	0.17
	660 - 679	$90,909,974	0.24
	680 - 699	$119,955,839	0.31
	700 - 719	$158,377,007	0.41
	720 - 739	$202,747,714	0.53
	740 - 759	$209,075,802	0.55
	760 - 779	$258,379,278	0.67
	780 - 799	$275,873,613	0.72
	800 and above	$1,710,190,683	4.46
Total		$3,162,891,763	8.25

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$3,273,592	0.01
	499 and below	$5,617,506	0.01
	500 - 539	$3,372,260	0.01
	540 - 559	$4,184,647	0.01
	560 - 579	$5,236,577	0.01
	580 - 599	$13,490,384	0.04
	600 - 619	$22,033,071	0.06
	620 - 639	$55,741,504	0.15
	640 - 659	$91,798,460	0.24
	660 - 679	$150,291,308	0.39
	680 - 699	$202,906,004	0.53
	700 - 719	$272,681,725	0.71
	720 - 739	$278,943,385	0.73
	740 - 759	$299,623,573	0.78
	760 - 779	$332,610,405	0.87
	780 - 799	$391,873,177	1.02
	800 and above	$1,978,858,694	5.16
Total		$4,112,536,273	10.73

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$2,218,656	0.01
	499 and below	$2,858,295	0.01
	500 - 539	$1,236,318	0.00
	540 - 559	$3,950,478	0.01
	560 - 579	$8,510,859	0.02
	580 - 599	$15,815,263	0.04
	600 - 619	$28,968,653	0.08
	620 - 639	$68,976,715	0.18
	640 - 659	$100,659,642	0.26
	660 - 679	$153,613,540	0.40
	680 - 699	$219,009,444	0.57
	700 - 719	$285,211,103	0.74
	720 - 739	$291,822,495	0.76
	740 - 759	$323,754,534	0.84
	760 - 779	$374,729,173	0.98
	780 - 799	$416,736,557	1.09
	800 and above	$2,127,388,581	5.55
Total		$4,425,460,306	11.54

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$3,298,568	0.01
	499 and below	$3,683,907	0.01
	500 - 539	$4,297,093	0.01
	540 - 559	$5,293,747	0.01
	560 - 579	$8,536,963	0.02
	580 - 599	$27,101,548	0.07
	600 - 619	$43,709,898	0.11
	620 - 639	$107,052,953	0.28
	640 - 659	$193,265,066	0.50
	660 - 679	$276,163,634	0.72
	680 - 699	$390,303,964	1.02
	700 - 719	$458,737,663	1.20
	720 - 739	$499,805,051	1.30
	740 - 759	$524,510,020	1.37
	760 - 779	$589,144,633	1.54
	780 - 799	$635,365,335	1.66
	800 and above	$2,791,407,842	7.28
Total		$6,561,677,886	17.11

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$2,790,610	0.01
	499 and below	$4,114,120	0.01
	500 - 539	$6,807,470	0.02
	540 - 559	$14,635,533	0.04
	560 - 579	$27,066,675	0.07
	580 - 599	$51,388,011	0.13
	600 - 619	$111,121,682	0.29
	620 - 639	$248,087,252	0.65
	640 - 659	$462,582,797	1.21
	660 - 679	$666,449,245	1.74
	680 - 699	$864,233,816	2.25
	700 - 719	$948,053,043	2.47
	720 - 739	$1,015,380,830	2.65
	740 - 759	$980,571,751	2.56
	760 - 779	$942,588,091	2.46
	780 - 799	$999,767,327	2.61
	800 and above	$3,115,411,656	8.12
Total		$10,461,049,907	27.28

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	8/30/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
>80.00 or Not	Score Unavailable	$0	0.00
Available*	499 and below	$21,857	0.00
	500 - 539	$0	0.00
	540 - 559	$284,992	0.00
	560 - 579	$8,453	0.00
	580 - 599	$1,338,164	0.00
	600 - 619	$1,386,339	0.00
	620 - 639	$2,346,473	0.01
	640 - 659	$3,163,211	0.01
	660 - 679	$4,477,730	0.01
	680 - 699	$4,907,973	0.01
	700 - 719	$4,489,281	0.01
	720 - 739	$4,195,327	0.01
	740 - 759	$4,101,336	0.01
	760 - 779	$2,032,521	0.01
	780 - 799	$970,918	0.00
	800 and above	$6,707,143	0.02
Total		$40,431,719	0.11

Grand Total		$38,344,797,178	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - August 30, 2013	Page 20 of 20